Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Income Tax Disclosure [Abstract]
Accumulated a Federal net operating loss carryforward		$ 100,000	$ 93,000
Operating loss carryforwards expiration date		Dec. 31, 2029
Research and development tax credits		$ 25
Research and development tax credits expiration date		Dec. 31, 2032
Valuation Allowances, Period Increase (Decrease)		$ 2,800
Effective tax rate	0.00%	21.00%	35.00%
U.S. statutory tax rate	21.00%